Interest expense and finance costs (Tables)	3 Months Ended
Mar. 31, 2017
Interest Expense And Finance Costs [Abstract]
Interest And Finance Costs
	Three months ended
	Mar 31, 2017	Mar 31, 2016
Interest incurred	4,303,181	3,833,148
Amortization of deferred financing charges	607,740	600,463
	4,910,921	4,433,611